U.S. SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                   FORM 24F-2
             ANNUAL NOTICE OF SECURITIES SOLD PURSUANT TO RULE 24F-2


1.       Name and address of issuer:

                  LORD ABBETT GLOBAL FUND, INC.
                  Acquired Series:
                           Lord Abbett Securities Trust - Global Income Trust
                  767 FIFTH AVENUE
                  NEW YORK, NEW YORK  10153

2.       Name of each series or class of funds for which this notice is filed:

                  EQUITY SERIES (A, B and C Classes)
                  INCOME SERIES (A, B and C Classes)

3.       Investment Company Act File Number:

     811-5476 (Investment Company Act File Number for the Acquired Series: Lord Abbett Securities Trust - Global Income Trust 811-7538)

     Securities Act File Number:

     33-20309 (Securities Act File Number for the Acquired Series: Lord Abbett Securities Trust 33-58846)

4.   Last day of fiscal year for which this notice is filed:

                  DECEMBER 31, 1996

5. Check box if this notice is being filed more than 180 days after the close of the issuer's fiscal year for purposes of reporting securities sold after the close of the fiscal year but before termination of the issuer's 24f-2 declaration: ____


6. Date of termination of issuer's declaration under rule 24f-2(a)(1), if applicable (see Instruction A.6):

                  NOT APPLICABLE

7. Number and amount of securities of the same class or series which had been registered under the Securities Act of 1933 other than pursuant to rule 24f-2 in a prior fiscal year, but which remained unsold at the beginning of the fiscal year:

                  0

8. Number and amount of securities registered during the fiscal year other than pursuant to rule 24f-2:

                  0

9. Number and aggregate sale price of securities sold during the fiscal year:

                   3,950,364 SHARES   $ 37,788,751

         Includes 1,284,074 shares ($9,227,145) sold by the Acquired Series.

10. Number and aggregate sale price of securities sold during the fiscal year in reliance upon registration pursuant to rule 24f-2:

                   3,950,364 SHARES   $ 37,788,751

     Includes 1,284,074 shares ($9,227,145) sold by the Acquired Series.

11.  Number and aggregate sale price of securities issued during the fiscal year
     in  connection  with  dividend   reinvestment  plans,  if  applicable  (see
     Instruction B.7):


                   1,467,216 SHARES   $12,872,754

         Includes 66,173 shares ($315,028) issued by the Acquired Series.

12.      Calculation of registration fee:

         (i) Aggregate sale price of securities sold during the fiscal year in reliance on rule 24f-2 (from Item 10):

                  $37,788,751


         (ii) Aggregate price of shares issued in connection with dividend reinvestment plans (from Item 11, if applicable):

                  + 12,872,754

         (iii) Aggregate price of shares redeemed or repurchased during the fiscal year (if applicable):

                  -83,928,893

         (iv)     Aggregate   price  of  shares   redeemed  or  repurchased  and
                  previously applied as a reduction to filing fees pursuant to rule 24e-2 (if applicable):

                  +0

         (v) Net aggregate price of securities sold and issued during the fiscal year in reliance on rule 24f-2 [line (i), plus line
                  (ii), less line (iii), plus line (iv)] (if applicable):

                  -33,267,388

         (vi) Multiplier prescribed by Section 6(b) of the Securities Act of 1933 or other applicable law or regulation (see Instruction 6.C):

                  x.0003030303

         (vii)    Fee due [line (i) or line (v) multiplied by line (vi)]:

                  $0

Instruction:      ISSUERS SHOULD  COMPLETE LINES (II),  (III),  (IV) AND (V)
                  ONLY IF THE FORM IS BEING FILED WITHIN 60 DAYS AFTER THE CLOSE
                  OF THE ISSUER'S FISCAL YEAR. See Instruction C.3.


13. Check box if fees are being remitted to the Commission's lockbox depository as described in section 3a of the Commissions's Rules of Informal and Other Procedures (17 CFR 202.3a).

                                                      --

         Date of mailing or wire transfer of filing fees to the Commissions' lockbox depository:




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                                   SIGNATURES

This report has been signed below by the following persons on behalf of the issuer and in the capacities and on the dates indicated.

By: /s/ Thomas F. Konop

Name: Thomas F. Konop

Title: Vice President

Date:  February 28, 1997

                                                          February 28, 1997


Lord Abbett Global Fund, Inc.
The General Motors Building
767 Fifth Avenue
New York, New York  10153

Dear Sirs:

                  We refer to the Rule 24f-2 Notice (the "Rule 24f-2 Notice") dated today, relating to the Registration Statement on Form N-1A covering shares of capital stock, par value $.001 per share, of Lord Abbett Global Fund, Inc., a Maryland corporation (the "Fund"). The Fund has registered an indefinite number of shares of its capital stock under such Registration Statement pursuant to Rule 24f-2 under the Investment Company Act of 1940, as amended. The Rule 24f-2 Notice makes definite the number of shares of capital stock of the Fund (3,950,364) that were so registered during the fiscal year ended September 30, 1996.

                  Pursuant to a reorganization of various Lord Abbett-sponsored funds which took place on July 12, 1996, the Income Series of the Fund (the "Acquiring Series") acquired the assets and liabilities of the Lord Abbett



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Global Income Series of  Lord Abbett Securities Trust (the
"Acquired Series") in exchange for Class C shares of the Acquiring Series.

                  The Fund is relying on Rule 24f-2(b)(3)(ii) with respect to the fees and redemption credits of the Acquired
Fund and is relying on the KEMPER TOTAL RETURN FUND, no-action letter (pub. avail. Feb. 6, 1995), with respect to the fees and redemption credits of the Acquired Series.

                  We have examined and relied upon originals, or copies certified to our satisfaction, of such corporate records, documents, certificates and other instruments as in our judgment are necessary or appropriate to enable us to render the opinion set forth below.

                        We are of the following opinion:

         (a) The 2,666,290 shares of capital stock of the Fund, the registration of which the Rule 24f-2 Notice makes definite in number, were legally issued, fully paid and nonassessable; and

         (b) The 1,284,074 shares of capital stock of the Acquired Series issued during the period covered by the Rule 24f-2 Notice were legally issued, fully paid and non-assessable.

                  We hereby consent to the use of this opinion in connection with the filing of the Rule 24f-2 Notice. In giving such consent, we do not thereby admit that we come within the category of persons whose consent is required under Section 7 of the Securities Act of 1933, as amended, or the rules and regulations of the Securities and Exchange Commission thereunder.

                                                               Very truly yours,



                                                            DEBEVOISE & PLIMPTON